Statement of Changes in Net Assets Available for Benefits - EBP 010	12 Months Ended
Dec. 31, 2025 USD ($)
Changes to net assets attributed to investment income:
Interest and dividend income	$ 12,641,800
Net appreciation in fair value of investments	389,861,043
Total investment income	402,502,843
Interest income on notes receivable from participants	1,471,290
Contributions:
Participant	113,625,457
Employer	60,854,578
Rollover	18,726,827
Total contributions	193,206,862
Benefits paid to participants	(253,250,167)
Administrative expenses	(985,568)
Net increase in net assets available for benefits	342,945,260
Beginning of year	2,100,299,558
End of year	$ 2,443,244,818